Ziegler Capital Management Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 26, 2013

VIA EDGAR TRANSMISSION

Ms. Valerie Lithotomos
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 333-108394
Investment Company Act Registration No: 811-21422
Ziegler Strategic Income Fund (S000034546)

Dear Ms. Lithotomos:

Transmitted herewith on behalf of the Trust and its series, the Ziegler Strategic Income Fund (the “Fund”), is the definitive proxy statement on Schedule 14A in preparation for a special shareholder meeting scheduled for Friday, January 17, 2014.  The definitive proxy statement contains a request for shareholders to consider and approve an investment advisory agreement by and between the Trust, on behalf of the Fund, and Ziegler Capital Management, LLC, formerly known as Ziegler Lotsoff Capital Management, LLC.  This correspondence is also being filed in response to your oral comments and suggestions of December 23, 2013 to the Trust’s preliminary proxy statement filing on Schedule 14A filed on Monday, December 16, 2013 on behalf of the Trust and the Fund.

In connection with this response to the comments made by the Staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”), the Trust, on behalf of the Fund, hereby states the following:

(1)
The Trust acknowledges that in connection with the comments made by the Staff on the preliminary proxy statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the registration statement;

(2)
The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)	The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, the comments made by the Staff have been reproduced in bold typeface immediately followed by the Trust’s respective responses.

1.	Staff Comment: In the Questions and Answers section, please consider modifying the eighth question to reflect that the Board recommends that shareholders approve each proposal.

Response:  The Trust responds by modifying the eighth question and answer as follows:

“Q: Does~~Has~~ the Fund’s Board of Trustees recommend that I approve~~d~~ Proposal 1 and Proposal 2?

A: Yes.  The Board has unanimously approved ~~the~~ Proposal 1 to approve the Proposed Advisory Agreement with the Advisor on behalf of the Fund, and recommends that you also vote to approve Proposal 1.  Additionally, the Board recommends that you vote to elect Messrs. Martin and Resis to the Board by approving Proposal 2.”

2.
Staff Comment:  Please provide more detail regarding the transaction and change in control.  Include any material facts that pertain to management.  For example, what is the percentage ownership of Stifel?  Was the Advisor purchased?  Will incumbent leadership be retained?

Response:  The Trust responds by adding additional detail to the President’s letter and the third question and answer of the Proxy Statement.

3.	Staff Comment: Was the prior investment advisory agreement effective for 2 years? If so, please provide this information in the response letter.

Response:  Yes, the previous investment advisory was effective for 2 years.

4.	Staff Comment: On page 2 of the Proxy Statement, in the subsection titled “Advisory Services”, please correct the sentence for grammar.

Response:  The Trust responds by modifying the subsection as follows:

“Advisory Services.  Both the Prior Agreement and the Proposed Advisory Agreement state that, subject to the supervision and direction of the Board of Trustees, the Advisor will supervise and manage the investment portfolio of the Fund~~,~~ and ~~determine,~~ direct the purchase and sale of investment securities in the day to day management of the Fund.”

5.	Staff Comment: On page 2 of the Proxy Statement, in the subsection titled “Management Fees”, please correct the sentence for grammar and add the expense limitation amount.

Response:  The Trust responds by modifying the subsection as follows:

“Management Fees.  Both the Prior Agreement and the Proposed Advisory Agreement provide that the Fund will pay the Advisor a fee based on the Fund’s average daily net assets.  Under both the Prior Agreement and the Proposed Advisory Agreement, the Advisor is compensated for its investment advisory services at annual rates of 0.65%.  The fee is computed daily and paid monthly.  Additionally, in the event the Fund’s operating expenses, as accrued each month, exceed~~s~~ the Fund’s annual expense limitation of 1.10% for Investor Class shares and 0.95% for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities, the Advisor has agreed to pay to the Fund, on a monthly basis, the excess expenses within 30 days of notification that such payment was due.  This expense limitation will continue in effect under the Proposed Advisory Agreement with the Advisor until at least January 31, 2015.  Both the Prior Agreement and the Proposed Advisory Agreement provide that the Fund’s Advisor is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Advisor reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year.  The Fund commenced operations on January 31, 2012 and the fiscal year end for the Fund is on September 30.”

6.	Staff Comment: If the Advisor is able to recoup waived advisory fees and Fund expense payments, please note that in the Proxy Statement.

Response:  The Trust responds by additionally modifying the “Management Fees” subsection as shown above in response to Staff Comment 5.

7.	Staff Comment: In the “Qualification of Trustees” section on page 11, please clarify that only Mr. Resis and Mr. Martin are being elected to the Board.

Response:  The Trust responds by modifying the “Qualification of Trustees” subsection as follows:

“John Chrystal’s experience as a partner of an investment management firm, and his experience as a partner of a consulting firm advising financial institutions, has provided him with an extensive knowledge of the highly regulated financial services industry, which knowledge he brings to the Board in a relatable, effective way. Albert J. DiUlio, S.J.’s financing background, combined with his work experience, have provided him with a strong understanding of financial statements and experience addressing the complex issues that confront entities. As a director, Mr. DiUlio uses his financial background and experiences to enhance Board discussions with useful information and insights. David S. Krause’s experience co-founding small businesses and as a professor in a graduate management program has honed his understanding of financial statements and the complex issues that confront businesses, making him a valuable resource to the Board.  Harry Resis’ background in fixed income securities analysis, with an emphasis on high yield securities, provides him with a practical knowledge of the underlying markets and strategies used in the Fund that will be useful to the Board in their analysis and oversight of the Fund.  The Trust is now seeking election of Mr. Resis.  Margaret M. Baer’s experience as the Chief Administrative Officer of the Advisor, and the practical approach to problem solving she developed in this capacity, make her a valuable resource to the Board and its deliberations.  Ian Martin’s industry experience with mutual fund processing and shareholder servicing makes him a valuable resource to the Board as they contemplate shareholder servicing needs.  The Trust is now seeking election of Mr. Martin.  Each of Messrs. Chrystal, DiUlio, Krause, Resis and Martin and Ms. Baer takes a conservative and thoughtful approach to addressing issues facing the Fund.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Chrystal, DiUlio, Krause, Resis and Martin and Ms. Baer should serve as a trustee.”

8.	Staff Comment: Please complete the Proxy Statement for any information that was missing in the PRE 14A filing.

Response:  The Trust responds by confirming that all missing information from the PRE 14A will be completed in the DEF 14A filing.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC